HSBC MUTUAL FUNDS TRUST
--------------------------------------------------------------------------------
HSBC FUND GROUP
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HSBC Asset Management [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

International Equity Fund

HSBC SM MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus, Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER AND CO-ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022


This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.


ANNUAL REPORT
December 31, 1996


Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.


Sponsored and distributed by:
BISYS FUND SERVICES

HSBC MUTUAL FUNDS TRUST
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International Equity Fund
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HSBC Asset Management [GRAPHIC OMITTED]
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International Equity Fund
--------------------------------------------------------------------------------

January 17, 1997


Dear Shareholder:

The HSBC International Equity Fund service class shares gained 1.92%, and the institutional shares gained 2.02%, for the six months ended December 31, 1996. For the full year 1996, the service class shares gained 6.32%, and the institutional shares gained 6.31%. This compares to the return on the Morgan Stanley Capital International (MSCI) EAFE Index, which gained 1.60% for the six months ended December 31, 1996, and 6.34% for the full year.

The Fund benefited from its country allocation during the second half of 1996. We reduced the Fund's exposure to Japan. That proved to be beneficial, as Japan declined 16.39% during the second half of 1996, as measured by the MSCI Japan Index. The Fund was also helped by an overweighted position in Hong Kong. The MSCI Hong Kong Index returned 15.96% during the second half of 1996.

Two factors detracted from Fund performance. The first was an underweight in U.K. equities as the MSCI UK Index returned 24.13% for the six months ended December 31, 1996. The second factor was the strength of the U.S. dollar. The dollar rallied against the following major currencies:

                     Deutsche Mark               1.3%
                     French Franc                0.6
                     Swiss Franc                 7.2
                     Japanese Yen                5.5
                     Australian Dollar           1.3

This dollar strength negatively impacted the portfolio, as the Fund was unhedged over the second half of 1996.

MARKET REVIEW AND OUTLOOK
-------------------------

UNITED KINGDOM
--------------
The U.K. equity market was one of the strongest markets in Europe over the second half of 1996. Over that period, the MSCI UK Index returned 24.13% in U.S. dollar terms. Strong consumer spending in addition to a pickup in manufacturing activity supported corporate earnings. Further, an unanticipated easing of short-term interest rates improved equity valuations. Continued consumer strength is expected to support earnings growth in 1997. However, it is also expected to result in cyclical pressures on interest rates. As such, we will maintain our underweight exposure to U.K. equities.

CONTINENTAL EUROPE
------------------

The MSCI Europe (excluding the U.K.) rose 9.27% in U.S. dollar terms over the second half of 1996. However, the U.S. dollar returns were dampened by the strength of the dollar, as the Index, in local currency terms, was up 11.38%. The table below summarizes the MSCI country returns for the second half of 1996:

                   COUNTRY            RETURN (IN US DOLLAR)
                   Finland                     31.12%
                   Spain                       23.52
                   Sweden                      19.93
                   Denmark                     16.82
                   Norway                      16.30
                   Netherlands                 14.83
                   Ireland                     13.31
                   France                       9.36
                   Belgium                      8.97
                   Germany                      8.89
                   Italy                        0.22
                   Switzerland                 (1.42)

The best-performing markets experienced significant drops in interest rates. When the Bundesbank eased monetary policy in Germany to help start economic growth, most of Europe followed. The decline in bond yields increased the valuation attractiveness of equities and the markets reacted.

We continue to view continental Europe positively. However, with most of the support from interest rates already priced, earnings will be the key to further advances in 1997. With a perceived conflict between the fiscal requirements for EMU and the monetary stimulus required to support continued growth, European markets are likely to see increased volatility in 1997.

JAPAN
-----

The MSCI Japan Index declined 16.39% for the second half of 1996. Short-term interest rates of 0.5% were not enough to generate interest in Japanese stocks. Domestic Japanese investors preferred U.S. Treasuries, while overseas investors continued to be net sellers. The story in Japan continues to be the need for restructuring and deregulation. Slowing economic growth and the probability of a value-added tax in 1997 add further evidence to the negative scenarios. A pure contrarian would argue that most of the bad news is already priced and the valuation of the market is attractive. We, however, continue to believe the market needs to see concrete evidence of restructuring and deregulation. The risk continues to outweigh the upside potential, and, given that, we remain underweighted.

ASIA PACIFIC
------------

The MSCI Pacific Basin (excluding Japan) returned 8.18% for the last six months of 1996. Hong Kong led the region with a return of 15.96%, followed by Australia (+10.02), Malaysia (+7.60) and Singapore (-8.77). The strength in Hong Kong came from a soft landing in China and a recovering property market. Further, a lack of monetary tightening by the U.S. Federal Reserve added valuation support to Hong Kong stocks.

With much good news already priced in Hong Kong, the key decision for the region is when to allocate away from Hong Kong and toward the other markets in the region. We look for further strength in corporate earnings outside of Hong Kong before we change our allocation in the region.

In summary, our goal continues to be to ensure that the HSBC International Equity Fund is characterized by strong investment performance and solid client service. Thank you for choosing the HSBC International Equity Fund to be a part of your total investment program.



Sincerely,
/S/ JAMES B. MCHUGH
James B. McHugh

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     INTERNATIONAL EQUITY FUND VS. MSCI-EAFE

                Total Return-Service Class Shares     Institutional Class Shares
                ---------------------------------     --------------------------
                            1 Year     Inception          1 Year   Inception
                            ------     ---------          ------   ---------
Offering Price(1)            1.05%       0.31%             6.31%     10.63%
NAV(2)                       6.32%       2.25%             6.31%     10.63%



                                         MSCI
                      FUND 1             EAFE             FUND 2
                      ------            ------           ------
APRIL 1994            9,467             10,000           10,000
JUNE 1994             9,554             10,088           10,050
DECEMBER 1994         9,069              9,991            9,550
JUNE 1995             8,946             10,250            9,420
DECEMBER 1995         9,478             11,111            9,970
JUNE 1996             9,893             11,605           10,417
DECEMBER 1996        10,083             11,775           10,617

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE, WITHOUT CERTAIN FEE WAIVERS RETURN WOULD HAVE BEEN LOWER.

(1) INCLUDES THE MAXIMUM SALES CHARGE
(2) EXCLUDES THE MAXIMUM SALES CHARGE

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE SERVICE CLASS SHARES OF THE INTERNATIONAL EQUITY FUND ON APRIL 25, 1994, TO A $10,000 INVESTMENT IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. PLEASE REFER TO THE BOX ABOVE FOR RETURNS ON INSTITUTIONAL CLASS SHARES, WHICH HAVE BEEN OFFERED SINCE MARCH 1, 1995.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK
EXCHANGES OF THE  FOLLOWING  COUNTRIES IN EUROPE,  AUSTRALIA,  AND THE FAR EAST:
AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, HONG KONG, IRELAND, ITALY, JAPAN, MALAYSIA, NETHERLANDS, NEW ZEALAND. THIS INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE, AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

BOARD OF TRUSTEES

JOHN P. PFANN*        CHAIRMAN OF THE BOARD; Chairman and President,
                      JPP Equities, Inc.

WOLFE J. FRANKL*      Former Director-North America, Berlin Economic Development
                      Corporation

WILLIAM L. KUFTA      Chief Investment Officer, Beacon Trust Company

HARALD PAUMGARTEN     President, Paumgarten and Company

ROBERT A. ROBINSON*   Trustee, Henrietta and B. Frederick H. Bugher Foundation

WILLIAM B. BLUNDIN    Senior Vice President, BISYS Fund Services, Inc.

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------
OFFICERS

WILLIAM B. BLUNDIN     PRESIDENT

TONY TURNER             EXECUTIVE VICE PRESIDENT

KAREN DOYLE             VICE PRESIDENT

KEVIN MARTIN            TREASURER

STEVEN R. HOWARD       SECRETARY

CURTIS BARNES           ASSISTANT SECRETARY

ALAINA V. METZ         ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996


                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
AUSTRALIA
---------
  BANKING                       25,817   Australia & New Zealand Bank Group ................. $   162,729            0.7%
                                                                                              -----------          -----
   BROADCASTING                 38,088   News Corp. Ltd. ....................................     201,021            0.9
                                                                                              -----------          -----
   CONGLOMERATES                22,775   CSR Ltd. ...........................................      79,652            0.4
                                                                                              -----------          -----
   FOOD & BEVERAGES             32,095   SouthCorp Holdings Ltd. ............................     102,043            0.5
                                                                                              -----------          -----
   METALS (NON-FERROUS)         12,377   WMC Holdings Ltd. ..................................      78,014            0.4
                                                                                              -----------          -----
   PETROLEUM SERVICES           22,427   Broken Hill Proprietary Co., Ltd. ..................     319,443            1.5
                                                                                              -----------          -----
   TRUCKING & FREIGHT
     FORWARDING                 11,300   Mayne Nickless Ltd. ................................      77,243            0.3
                                                                                              -----------          -----
                                          TOTAL AUSTRALIA ...................................   1,020,145            4.7
                                                                                              -----------          -----
                                             (COST - $952,546)
AUSTRIA
-------
   CONGLOMERATE                   1,350   Bohler Uddeholm ...................................      96,620            0.5
                                                                                              -----------          -----
   ENERGY                         1,200   OMV AG ............................................     135,310            0.6
                                                                                              -----------          -----
                                          TOTAL AUSTRIA .....................................     231,930            1.1
                                                                                              -----------          -----
                                             (COST - $224,608)
BELGIUM
-------
   BANKING                          800   Credit Communal de Belgique SA(b) .................      72,997
                                    355   Generale de Banque SA .............................     114,747
                                                                                              -----------          -----
                                          TOTAL BELGIUM .....................................     187,744            0.9
                                                                                              -----------          -----
                                             (COST - $180,315)
DENMARK
-------
   TELEPHONE                      2,300   Tele Danmark, Class B A/S .........................     126,893            0.6
                                                                                              -----------          -----
                                          TOTAL DENMARK .....................................     126,893            0.6
                                                                                              -----------          -----
                                             (COST - $116,008)
FINLAND
-------
   CONGLOMERATES                  2,250   Nokia AB, Class A .................................     130,500            0.6
                                                                                              -----------          -----
                                          TOTAL FINLAND .....................................     130,500            0.6
                                                                                              -----------          -----
                                             (COST - $90,518)
FRANCE
------
   AUTO PARTS                     2,200   Valeo .............................................     135,685            0.6
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
FRANCE (continued)
------
   BANKS                          3,000   Credit Commercial de France(b) .................... $   138,768            0.6%
                                                                                              -----------          -----
   BROADCASTING                     760   Canal Plus ........................................     167,864            0.8
                                                                                              -----------          -----
   BUSINESS SERVICES              1,500   Compagnie Generale des Eaux .......................     185,892            0.9
                                                                                              -----------          -----
   CONSTRUCTION MATERIALS         2,120   Lafarge Coppee SA .................................     127,196            0.6
                                                                                              -----------          -----
   DRUGS & HEALTH CARE            2,000   Societe Elf Sanofi SA .............................     198,901            0.9
                                                                                              -----------          -----
   ELECTRONICS                    2,000   SGS Thomson Microelectronics(b) ...................     141,467            0.7
                                                                                              -----------          -----
   FINANCIAL SERVICES             1,170   Compagnie Bancaire ................................     138,456            0.7
                                                                                              -----------          -----
   INSURANCE                      1,995   Axa SA ............................................     126,886            0.6
                                                                                              -----------          -----
   PETROLEUM SERVICES             1,900   Total Francaise Petroleum(b) ......................     154,534            0.7
                                                                                              -----------          -----
   RETAIL-SPECIALTY                 340   Carrefour .........................................     221,228            1.0
                                                                                              -----------          -----
   TIRES & RUBBER                 2,500   Michelin ..........................................     134,962            0.6
                                                                                              -----------          -----
                                          TOTAL FRANCE ......................................   1,871,839            8.7
                                                                                              -----------          -----
                                             (COST - $1,596,442)
GERMANY
-------
   AIRLINES                       9,500   Lufthansa AG ......................................     129,647            0.6
                                                                                              -----------          -----
   APPAREL & TEXTILES             1,100   Adidas AG .........................................      95,074            0.4
                                                                                              -----------          -----
   AUTOMOBILES                      330   Bayerische Motoren Werke AG .......................     230,108            1.1
                                                                                              -----------          -----
   BANKING                        6,000   Deutsche Bank AG ..................................     280,348            1.3
                                                                                              -----------          -----
   CHEMICALS                      5,300   BASF AG ...........................................     204,175
                                  5,000   Bayer AG ..........................................     204,055
                                  1,275   SGL Carbon AG .....................................     160,742
                                                                                              -----------          -----
                                                                                                  568,972            2.6
                                                                                              -----------          -----
   INDUSTRIAL MACHINERY             450   Mannesmann AG .....................................     195,055            0.9
                                                                                              -----------          -----
   INSURANCE                        143   Allianz AG ........................................     260,203            1.2
                                                                                              -----------          -----
   SOFTWARE                         725   SAP AG ............................................      98,705            0.5
                                                                                              -----------          -----
   TELEPHONE                      4,510   Deutsche Telekom AG(b) ............................      95,106            0.5
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
GERMANY (continued)
-------
   UTILITIES-ELECTRIC & GAS       4,000   Veba AG ........................................... $   231,349            1.1%
                                                                                              -----------          -----
                                          TOTAL GERMANY .....................................   2,184,567           10.2
                                                                                              -----------          -----
                                             (COST - $1,874,603)
HONG KONG
---------
   BANKING                       35,120   Bank Of East Asia .................................     156,200
                                 32,000   Dao Heng Bank Group Ltd. ..........................     153,494
                                                                                              -----------          -----
                                                                                                  309,694            1.4
                                                                                              -----------          -----
   CONGLOMERATES                 10,000   Citic Pacific Ltd. ................................      58,052
                                 21,000   Hutchison Whampoa .................................     164,943
                                  7,500   Swire Pacific Ltd., Class A .......................      71,514
                                                                                              -----------          -----
                                                                                                  294,509            1.4
                                                                                              -----------          -----
   FINANCIAL SERVICES            16,000   Henderson Investment ..............................      19,135            0.1
                                                                                              -----------          -----
   LEISURE TIME                  70,000   Guangdong Investment Ltd. .........................      67,425            0.3
                                                                                              -----------          -----
   REAL ESTATE                   16,000   Cheung Kong Holdings ..............................     142,220
                                    500   Hysan Development .................................         453
                                 10,000   Hysan Development Co., Ltd. .......................      39,822
                                 14,000   New World Development Co. .........................      94,576
                                 14,000   Sun Hung Kai Properties Ltd. ......................     171,504
                                 15,000   Wharf Holdings ....................................      74,859
                                                                                              -----------          -----
                                                                                                  523,434            2.4
                                                                                              -----------          -----
   TELEPHONE                     47,800   Hong Kong Telecommunications ......................      76,942            0.4
                                                                                              -----------          -----
   UTILITIES-ELECTRIC & GAS       7,500   China Light & Power ...............................      33,357
                                 10,500   Hong Kong Electric Holdings .......................      34,889
                                                                                              -----------          -----
                                                                                                   68,246            0.3
                                                                                              -----------          -----
                                          TOTAL HONG KONG ...................................   1,359,385            6.3
                                                                                              -----------          -----
                                             (COST - $1,073,567)
IRELAND
-------
   BANKING                       13,400   Bank Of Ireland ...................................     122,169            0.6
                                                                                              -----------          -----
   PAPER                          6,713   Jefferson Smurfit Group PLC .......................      20,420            0.1
                                                                                              -----------          -----
                                          TOTAL IRELAND .....................................     142,589            0.7
                                                                                              -----------          -----
                                             (COST - $106,126)

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
ITALY
-----
   AUTOMOTIVE                    45,000   Fiat SPA .......................................... $   136,157            0.6%
                                                                                              -----------          -----
   INSURANCE                     10,624   Assicurazioni Generali SPA ........................     201,345            1.0
                                                                                              -----------          -----
   TELEPHONE                     58,106   Telecom Italia SPA ................................     150,915
                                 58,150   Telecom Italia Mobile SPA .........................     147,004
                                                                                              -----------          -----
                                                                                                  297,919            1.4
                                                                                              -----------          -----
                                          TOTAL ITALY .......................................     635,421            3.0
                                                                                              -----------          -----
                                             (COST - $552,385)
JAPAN
-----
   APPAREL & TEXTILES            15,000   Gunze Ltd. ........................................      77,843
                                 16,000   Itochu Corp. ......................................      85,934
                                                                                              -----------          -----
                                                                                                  163,777            0.8
                                                                                              -----------          -----
   AUTOMOBILES                    1,100   Autobacs Seven Co. ................................      77,791
                                 12,000   Nissan Motors Co. .................................      69,631
                                                                                              -----------          -----
                                                                                                  147,422            0.7
                                                                                              -----------          -----
   BANKING                        5,000   Asahi Bank ........................................      44,469
                                  4,000   Bank Of Tokyo - Mitsubishi ........................      74,260
                                 15,000   Long-Term Credit Bank of Japan ....................      81,211
                                  6,000   Sanwa Bank ........................................      81,858
                                  6,000   Sumitomo Bank .....................................      86,521
                                 11,000   Sumitomo Trust & Banking ..........................     110,180
                                                                                              -----------          -----
                                                                                                  478,499            2.2
                                                                                              -----------          -----
   BREWERY                        9,000   Kirin Brewery Co. .................................      88,593
                                  9,000   Sapporo Breweries .................................      74,605
                                                                                              -----------          -----
                                                                                                  163,198            0.8
                                                                                              -----------          -----
   BUILDING CONSTRUCTION          6,000   National House Industrial Co., Ltd. ...............      79,786            0.4
                                                                                              -----------          -----
   BUSINESS SERVICES              2,000   Secom .............................................     121,060            0.6
                                                                                              -----------          -----
   CHEMICALS                     11,000   Kuraray Co., Ltd. .................................     101,632            0.5
                                                                                              -----------          -----
   COMPUTERS                      7,000   Ricoh Co., Ltd. ...................................      80,390            0.4
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
JAPAN (continued)
-----
   CONSTRUCTION MATERIALS         3,000   Tostem Corp. ...................................... $    82,894            0.4%
                                                                                              -----------          -----
   COSMETICS & TOILETRIES         2,000   Aderans Co., Ltd. .................................      48,873            0.2
                                                                                              -----------          -----
   DIRECT SELLING                 3,000   Amway Japan Ltd. ..................................      96,365            0.4
                                                                                              -----------          -----
   DRUGS & HEALTH CARE            9,000   KAO Corp. .........................................     104,913
                                 12,000   Tanabe Seiyaku Co. ................................      93,567
                                                                                              -----------          -----
                                                                                                  198,480            0.9
                                                                                              -----------          -----
   ELECTRICAL EQUIPMENT          10,000   Hitachi ...........................................      93,256
                                  5,000   Omron Corp. .......................................      94,120
                                                                                              -----------          -----
                                                                                                  187,376            0.9
                                                                                              -----------          -----
   ELECTRONICS                    6,000   JGC Corp. .........................................      45,022
                                    900   Keyence Corp. .....................................     111,130
                                  2,000   Rohm Co. ..........................................     131,249
                                  2,000   TDK Corp. .........................................     130,386
                                                                                              -----------          -----
                                                                                                  417,787            1.9
                                                                                              -----------          -----
   HOMEBUILDERS                  13,000   Obayashi Corp. ....................................      87,782            0.4
                                                                                              -----------          -----
   HOUSEHOLD APPLIANCES
     & FURNISHINGS                1,700   Sony Corp. ........................................     111,415            0.5
                                                                                              -----------          -----
   INDUSTRIAL MACHINERY           3,000   Bandai Co. ........................................      77,973
                                  3,000   Fuji Machine Manufacturing ........................      79,527
                                 21,000   Ishikawajima-Harima Heavy Industries Co., Ltd. ....      93,386
                                 14,000   Juken Sangyo Co. ..................................      95,501
                                                                                              -----------          -----
                                                                                                  346,387            1.6
                                                                                              -----------          -----
   INSURANCE                     15,000   Mitsui Marine & Fire Insurance Co. ................      80,693            0.4
                                                                                              -----------          -----
   INTERNATIONAL OIL             19,000   Cosmo Oil Co., Ltd. ...............................      91,382            0.4
                                                                                              -----------          -----
   INVESTMENT COMPANIES           7,000   Nomura Securities Co. .............................     105,172            0.5
                                                                                              -----------          -----
   OFFICE AUTOMATION
     & EQUIPMENT                    700   Riso Kagaku Corp. .................................      44,970            0.2
                                                                                              -----------          -----
   PAPER                         19,000   Nippon Paper Industries ...........................      88,593            0.4
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
JAPAN (continued)
-----
   PHARMACEUTICALS                4,000   Sankyo Co. ........................................ $   113,289            0.5%
                                                                                              -----------          -----
   PHOTOGRAPHY                    4,000   Fuji Photo Film Co. ...............................     131,940
                                  1,000   Noritsu Koki Co., Ltd. ............................      47,060
                                                                                              -----------          -----
                                                                                                  179,000            0.8
                                                                                              -----------          -----
   REAL ESTATE                    8,000   Mitsui Fudosan Co. ................................      80,131            0.4
                                                                                              -----------          -----
   RETAIL TRADE                   2,500   Familymart Co. ....................................      99,948
                                 13,000   Mitsui and Co. ....................................     105,518
                                                                                              -----------          -----
                                                                                                  205,466            1.0
                                                                                              -----------          -----
   STEEL                          5,000   Bridgestone Metalpha Corp. ........................      42,742
                                 29,000   Kawasaki Steel Corp. ..............................      83,387
                                 32,000   Nippon Steel Corp. ................................      94,500
                                                                                              -----------          -----
                                                                                                  220,629            1.0
                                                                                              -----------          -----
   TELECOMMUNICATION
     SERVICES                        11   Nippon Telegraph & Telephone Corp. ................      83,395            0.4
                                                                                              -----------          -----
   TRUCK & FREIGHT
     FORWARDING                  13,000   Tokyu Corp. .......................................      73,862            0.3
                                                                                              -----------          -----
                                          TOTAL JAPAN .......................................   4,279,705           19.9
                                                                                              -----------          -----
                                             (COST - $5,042,038)
NETHERLANDS
-----------
   CHEMICALS                        900   Akzo Nobel NV .....................................     123,023            0.6
                                                                                              -----------          -----
   FINANCIAL SERVICES             8,750   Internationale Nederlanden Group NV ...............     315,233            1.5
                                                                                              -----------          -----
   PETROLEUM SERVICES             2,232   Royal Dutch Petroleum Co. NV ......................     391,586            1.8
                                                                                              -----------          -----
   TELECOMMUNICATION
     SERVICES                    11,460   Elsevier NV .......................................     193,821            0.9
                                                                                              -----------          -----
                                          TOTAL NETHERLANDS .................................   1,023,663            4.8
                                                                                              -----------          -----
                                             (COST - $813,704)
NORWAY
------
   PETROLEUM SERVICES             2,800   Norsk Hydro A/S ...................................     149,928            0.7
                                                                                              -----------          -----
                                          TOTAL NORWAY ......................................     149,928            0.7
                                                                                              -----------          -----
                                             (COST - $121,650)

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
SINGAPORE
---------
   AIRLINES                       5,000   Singapore Airlines ................................ $    45,380            0.2%
                                                                                              -----------          -----
   APPAREL & TEXTILES            14,000   Wing Tai Holdings .................................      40,020            0.2
                                                                                              -----------          -----
   BANKING                        5,500   Overseas Chinese Bank .............................      68,391
                                  7,000   United Overseas Bank ..............................      78,039
                                                                                              -----------          -----
                                                                                                  146,430            0.7
                                                                                              -----------          -----
   FOOD & BEVERAGES               2,000   Fraser & Neave ....................................      20,582            0.1
                                                                                              -----------          -----
   INDUSTRIAL MACHINERY           9,000   Keppel Corp. ......................................      70,107            0.3
                                                                                              -----------          -----
   PUBLISHING                     2,400   Singapore Press Holdings ..........................      47,338            0.2
                                                                                              -----------          -----
   REAL ESTATE                    4,000   City Developments .................................      36,018
                                  6,000   Singapore Land ....................................      33,231
                                                                                              -----------          -----
                                                                                                   69,249            0.3
                                                                                              -----------          -----
                                          TOTAL SINGAPORE ...................................     439,106            2.0
                                                                                              -----------          -----
                                             (COST - $441,490)
SPAIN
-----
   BANKING                          900   Banco Popular Espanol .............................     176,776            0.8
                                                                                              -----------          -----
   PETROLEUM SERVICES             4,600   Repsol SA .........................................     176,453            0.8
                                                                                              -----------          -----
   REAL ESTATE                    5,600   Vallehermoso SA ...................................     121,425            0.6
                                                                                              -----------          -----
   UTILITIES-ELECTRIC & GAS       2,500   Empresa Nacional de Electricidad SA ...............     177,932            0.8
                                                                                              -----------          -----
                                          TOTAL SPAIN .......................................     652,586            3.0
                                                                                              -----------          -----
                                             (COST - $534,003)
SWEDEN
------
   BANKING                        5,000   Svenska Handelsbanken .............................     143,697            0.7
                                                                                              -----------          -----
   DRUGS & HEALTH CARE            3,500   Pharmacia & Upjohn ................................     143,441
                                  2,000   Pharmacia B Tia Comp(b) ...........................      81,966
                                                                                              -----------          -----
                                                                                                  225,407            1.0
                                                                                              -----------          -----
   FOREST PRODUCTS               10,000   Stora Kopparbergsl AB .............................     136,366            0.6
                                                                                              -----------          -----
   RETAIL TRADE                     900   Hennes & Mauritz AB ...............................     124,577            0.6
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
SWEDEN(continued)
------
   TELECOMMUNICATION
     SERVICES                     6,100   Telelfonaktiebolaget LM Ericsson .................. $   188,727            0.9%
                                                                                              -----------          -----
                                          TOTAL SWEDEN ......................................     818,774            3.8
                                                                                              -----------          -----
                                             (COST - $647,371)
SWITZERLAND
-----------
   BANKING                        2,750   CS Holdings .......................................     282,499            1.3
                                                                                              -----------          -----
   DRUGS & HEALTH CARE               70   Ares-Serono Group SA ..............................      66,784
                                     48   Roche Holdings AG Genusscheine ....................     373,493
                                                                                              -----------          -----
                                                                                                  440,277            2.0
                                                                                              -----------          -----
   ELECTRICAL EQUIPMENT             140   ABB AG ............................................     174,150            0.8
                                                                                              -----------          -----
   FOOD & BEVERAGES                 160   Nestle SA .........................................     171,774            0.8
                                                                                              -----------          -----
   INSURANCE                        142   Schweitzer Ruckversicher ..........................     151,601            0.7
                                                                                              -----------          -----
   MEDICAL/DRUGS                    255   Novartis AG(b) ....................................     292,055            1.4
                                                                                              -----------          -----
                                          TOTAL SWITZERLAND .................................   1,512,356            7.0
                                                                                              -----------          -----
                                             (COST - $1,406,520)
UNITED KINGDOM
--------------
   AIR TRAVEL                    21,047   British Airways PLC ...............................     218,691            1.0
                                                                                              -----------          -----
   BANKING                       22,000   National Westminster Bank PLC .....................     258,558
                                 16,000   Standard Chartered PLC ............................     196,539
                                                                                              -----------          -----
                                                                                                  455,097            2.1
                                                                                              -----------          -----
   CHEMICALS                     13,000   BOC Group PLC .....................................     194,655            0.9
                                                                                              -----------          -----
   CONGLOMERATES                 36,000   BTR PLC ...........................................     175,775            0.8
                                                                                              -----------          -----
   DRUGS & HEALTH CARE           26,500   SmithKline Beecham PLC ............................     366,832            1.7
                                                                                              -----------          -----
   ELECTRICAL EQUIPMENT          25,060   General Electric Co. PLC ..........................     164,433
                                 18,000   Yorkshire Electricity Group PLC ...................     248,244
                                                                                              -----------          -----
                                                                                                  412,677            1.9
                                                                                              -----------          -----
   HOTELS & RESTAURANTS          35,000   Ladbroke Group PLC ................................     139,113            0.6
                                                                                              -----------          -----
   INDUSTRIAL MACHINERY           8,600   GKN PLC ...........................................     147,483            0.7
                                                                                              -----------          -----
   INTERNATIONAL OIL             28,500   British Petroleum Co. PLC .........................     341,785            1.6
                                                                                              -----------          -----

                            INTERNATIONAL EQUITY FUND

                               SHARES OR
         COUNTRY/              PRINCIPAL                                                                         PERCENT OF
         INDUSTRY               AMOUNT                      SECURITY                              VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
-------------
   METALS (NON-FERROUS)          11,504   RTZ Corp. PLC ..................................... $   184,868            0.9%
                                                                                              -----------          -----
   MINING                        30,000   Cookson Group PLC .................................     121,809            0.6
                                                                                              -----------          -----
   PAPER                         39,287   Jefferson Smurfit .................................     113,412            0.5
                                                                                              -----------          -----
   RETAIL TRADE                  30,500   Marks & Spencer PLC ...............................     257,084            1.2
                                                                                              -----------          -----
   TELEPHONE                     60,000   Vodafone Group PLC ................................     253,898            1.2
                                                                                              -----------          -----
                                          TOTAL UNITED KINGDOM ..............................   3,383,179           15.7
                                                                                              -----------          -----
                                             (COST - $2,810,977)
                                          TOTAL COMMON STOCKS ...............................  20,150,310           93.7
                                                                                              -----------          -----
                                             (COST - $18,584,871)
CONVERTIBLE BONDS              $100,000   MBL International Finance (Bermuda),
                                             3.00%, 11/30/02 ................................     106,250            0.5
                                                                                              -----------          -----
                                          TOTAL CONVERTIBLE BONDS ...........................     106,250            0.5
                                                                                              -----------          -----
                                             (COST - $114,000)
REPURCHASE AGREEMENTS
                                852,000   State Street Bank, 2.00%, 1/2/97
                                            (Purchased on 12/31/96, proceeds at maturity
                                            $852,095; Collateralized by $870,000
                                            U.S.Treasury Notes, 5.63%, 11/30/98,
                                            value $868,461) .................................     852,000            3.9
                                                                                              -----------          -----
                                          TOTAL REPURCHASE AGREEMENT ........................     852,000            3.9
                                                                                              -----------          -----
                                             (COST - $852,000)
                                          TOTAL INVESTMENTS .................................  21,108,560           98.1%
                                                                                              -----------          -----
                                             (COST - $19,550,871)(A)
                                          OTHER ASSETS, LESS LIABILITIES ....................     400,668            1.9%
                                                                                              -----------          -----
                                          NET ASSETS ........................................ $21,509,228          100.0%
                                                                                              ===========          =====
--------------
(a)  Represents  cost for federal  income tax purposes and differs from value by net unrealized appreciation of securities as follows:
          Unrealized appreciation ...........................................................          $ 2,533,810
          Unrealized depreciation ...........................................................           (1,093,006)
                                                                                                       -----------
          Net unrealized appreciation .......................................................          $ 1,440,804
                                                                                                       ===========
(b) Represents non-income producing security.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                            INTERNATIONAL EQUITY FUND

ASSETS:
   Investment in securities, at value (cost $19,550,871) ....................................       $21,108,560
   Cash .....................................................................................               630
   Foreign currency (cost $276,972) .........................................................           280,989
   Interest and dividends receivable ........................................................            26,558
   Receivable from brokers for investments sold .............................................            58,731
   Receivable for shares sold ...............................................................            65,490
   Deferred organization costs ..............................................................            19,905
   Foreign tax receivable ...................................................................            21,479
   Prepaid expenses and other assets ........................................................             1,634
                                                                                                    -----------
     Total Assets ...........................................................................        21,583,976
                                                                                                    -----------
LIABILITIES:
   Payable for shares repurchased ...........................................................             1,217
   Foreign withholding tax payable ..........................................................             3,154
   Accrued expenses and other payables:
     Administration fees ....................................................................             3,101
     Custodian fees .........................................................................            43,882
     Legal and Audit fees ...................................................................             7,980
     Printing fees ..........................................................................             4,290
     Transfer Agent fees ....................................................................            10,167
     Other ..................................................................................               957
                                                                                                    -----------
     Total Liabilities ......................................................................            74,748
                                                                                                    -----------
   Net Assets ...............................................................................       $21,509,228
                                                                                                    ===========
Net Asset Value, Offering Price and Redemption Price per Share:
   ($.001 par value per share, unlimited number of shares authorized)
SERVICE CLASS SHARES:
   Net assets ...............................................................................       $   408,999
   Shares of beneficial interest issued and outstanding .....................................            38,578
   Net asset value ..........................................................................       $     10.60
                                                                                                    -----------
   Maximum sales charge-5.00% of offering price .............................................              0.56
                                                                                                    -----------
   Maximum offering price ...................................................................       $     11.16
                                                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Net assets ...............................................................................       $21,100,229
   Shares of beneficial interest issued and outstanding .....................................         1,988,504
   Net asset value ..........................................................................       $     10.61
                                                                                                    -----------
COMPOSITION OF NET ASSETS:
   Paid-in capital ..........................................................................       $20,299,302
   Accumulated net investment loss ..........................................................            (6,491)
   Accumulated net realized losses from investment and
     foreign currency transactions ..........................................................          (345,289)
   Net unrealized appreciation from investments and foreign currency transactions ...........         1,561,706
                                                                                                    -----------
Net Assets, December 31, 1996 ...............................................................       $21,509,228
                                                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                            INTERNATIONAL EQUITY FUND

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $47,258) ....................................          $  324,212
   Interest .................................................................................              20,983
                                                                                                       ----------
     Total Income ...........................................................................             345,195
                                                                                                       ----------
Expenses:
   Advisory .................................................................................             160,919
   Administration ...........................................................................              26,807
   Distribution (Service Class) .............................................................                 247
   Co-administration (Service Class) ........................................................                 148
   Co-administration (Institutional Class) ..................................................               5,213
   Shareholder servicing (Service Class) ....................................................               1,773
   Audit ....................................................................................              22,148
   Transfer agent ...........................................................................              29,605
   Custodian ................................................................................             180,302
   Printing .................................................................................              23,189
   Registration .............................................................................               2,988
   Amortization of organization costs .......................................................              12,338
   Legal ....................................................................................              18,712
   Trustees .................................................................................              11,245
   Miscellaneous ............................................................................              20,857
                                                                                                       ----------
     Total expenses before waivers/reimbursements ...........................................             516,491
                                                                                                       ----------
Less fee waivers and reimbursements .........................................................            (152,389)
                                                                                                       ----------
Net Expenses ................................................................................             364,102
                                                                                                       ----------
Net investment loss .........................................................................             (18,907)
                                                                                                       ----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gain on investments ............................................................             790,989
Net realized loss on foreign currency transactions ..........................................            (298,731)
                                                                                                       ----------
   Net realized gains from investments and foreign currency transactions ....................             492,258
                                                                                                       ----------
Net change in unrealized appreciation on investments ........................................             738,373
Net change in unrealized gain on other assets and liabilities denominated in
   foreign currencies .......................................................................               2,664
                                                                                                       ----------
   Net change in unrealized appreciation from investments and foreign currency
      transactions ..........................................................................             741,037
                                                                                                       ----------
Net Realized and Unrealized Gains from Investments ..........................................           1,233,295
                                                                                                       ----------
Net Increase in Net Assets Resulting from Operations ........................................          $1,214,388
                                                                                                       ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                            INTERNATIONAL EQUITY FUND


                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                              ---------------------------------
                                                                                 1996                  1995
                                                                              -----------           -----------
From Investment Activities:
OPERATIONS:
   Net investment loss ..................................................     $   (18,907)          $   (70,698)
   Net realized gain (loss) from
      investments and foreign currency transactions .....................         492,258              (584,588)
   Net change in unrealized appreciation
     from investments and foreign currency transactions .................         741,037             1,487,280
                                                                              -----------           -----------
   Change in net assets
     resulting from operations ..........................................       1,214,388               831,994
                                                                              -----------           -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................................       8,010,945            18,607,331
   Dividends reinvested                                                                --                 1,355
   Cost of shares redeemed ..............................................      (3,626,499)          (20,349,310)
                                                                              -----------           -----------
Change in net assets
   from share transactions ..............................................       4,384,446            (1,740,624)
                                                                              -----------           -----------
Change in net assets ....................................................       5,598,834              (908,630)
                                                                              -----------           -----------
NET ASSETS:
   Beginning of period ..................................................      15,910,394            16,819,024
                                                                              -----------           -----------
   End of period ........................................................     $21,509,228           $15,910,394
                                                                              ===========           ===========
SHARE TRANSACTIONS:
   Issued ...............................................................         788,991             2,085,576
   Reinvested ...........................................................              --                   142
   Redeemed .............................................................        (355,941)           (2,252,096)
                                                                              -----------           -----------
Change in shares ........................................................         433,050              (166,378)
                                                                              ===========           ===========

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     HSBC Mutual Funds Trust, formerly known as Mariner Mutual Funds Trust, (the "Trust") was organized in Massachusetts on November 1, 1989 as a
     Massachusetts  business  trust,  and is  registered  under  the  Investment
     Company Act of 1940, as a diversified, open-end management investment company with multiple investment portfolios, including the International Equity Fund (the "Fund"). The Fund offers two classes of shares. The Institutional Class (Class B) is available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. The Service Class (Class A) is available to all other investors. The Institutional Class and Service Class shares are identical in all respects except that Institutional Class shares are not subject to a sales load or the imposition of any shareholder servicing fees or Rule 12b-1 fees.

     The Fund's investment objective is to seek to provide investors with long-term capital appreciation by investing at least 80% of its total assets in equity securities (including American and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will be invested in equity and debt securities of companies based in the United States and outside of the United States including bonds and money market instruments. Dividend income is expected to be incidental to the Fund's investment objective. The Fund may also use other investment practices to enhance return or to hedge against fluctuations in the value of portfolio securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: Investments in securities are valued at the last quoted sale price as of the close of business on the day the valuation is made, or if a sale is not reported for that day, at the mean between closing bid and asked prices. Price information for listed securities is taken from the exchange where the securities are primarily traded. Investments in futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges. Other securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments having maturities of 60 days or less are valued at amortized cost, which approximates market value.

     All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at the bid price of such currencies against the U.S. dollar's last quoted price by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     FOREIGN CURRENCIES: Transactions denominated in foreign currencies are recorded at the prevailing rate of exchange as incurred or earned. Asset and liability accounts are adjusted to reflect the current rate at the end of each period. Such adjustments are recorded in net unrealized appreciation of other assets and liabilities denominated in foreign currencies. Net realized foreign currency gains or losses include exchange rate differences between trade date and settlement date for security purchases and sales, and between the date the Fund records income, expenses and other assets and liabilities and the date such assets and liabilities are received or paid. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. The Fund may enter into forward foreign currency exchange contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund until settlement date.

     The Fund's custodian will place and maintain cash not available for investment or government securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward foreign currency exchange contracts entered into with respect to position hedges.

     Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. No outstanding forward foreign currency exchange contracts existed as of December 31, 1996.

     TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income, and net realized capital gains to its shareholders. Therefore, no provision is required for Federal income tax. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.

     The Fund has available $272,287 of capital loss carryforwards which, if not utilized, will expire in the year 2003.

     DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute annually substantially all of its net investment income and net realized capital gains, if any, in the form of dividends.

     The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earning and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the year ended December 31, 1996, accumulated net investment loss was decreased by $12,416, accumulated net realized loss on investments was increased by
     $61,350, and paid-in capital was increased by $48,934, due primarily to differences between book and tax accounting for foreign currency transactions. This change had no effect on net assets or net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

     ORGANIZATIONAL COSTS: Costs incurred in connection with the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five year period beginning on the date operations commenced.

3.   PORTFOLIO SECURITIES

     Purchases and sales of securities (excluding short-term securities) for the
     year  ended   December   31,  1996  were   $16,928,395   and   $13,122,593,
     respectively.

4.   CAPITAL SHARE TRANSACTIONS:

     The Fund offers Service Class (Class A) and Institutional Class (Class B) Shares. The two classes differ in their respective shareholder servicing agent, distribution and service fees.All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights: differences in per share dividend rates are generally due to differences in separate class expenses.

     Transactions in capital shares for the Fund were as follows:

                                                              INTERNATIONAL EQUITY FUND
                                            ----------------------------------------------------------------
                                             AMOUNT           SHARES            AMOUNT              SHARES
                                            --------         ---------         --------            ---------
                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                 DECEMBER 31, 1996                   DECEMBER 31, 1995
                                            --------------------------         -----------------------------
            CLASS A:
            Shares issued                   $    63,618         6,253          $    478,270          52,332
            Dividends reinvested                     --            --                 1,355             142
            Shares redeemed                    (344,943)      (33,612)          (15,499,489)     (1,746,947)
                                            -----------       -------          ------------      ----------
            Net decrease                    $  (281,325)      (27,359)         $(15,019,864)     (1,694,473)
                                            ===========       =======          ============      ==========

            CLASS B:
            Shares issued                   $ 7,947,327       782,738          $ 18,129,061       2,033,244
            Dividends reinvested                     --            --                    --              --
            Shares redeemed                  (3,281,556)     (322,329)           (4,849,821)       (505,149)
                                            -----------       -------          ------------      ----------
            Net increase                    $ 4,665,771       460,409          $ 13,279,240       1,528,095
                                            ===========       =======          ============      ==========


5.   AGREEMENTS

     The Trust retains HSBC Asset Management Americas Inc. ("HSBC Americas") to act as Investment Adviser for the Fund. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Americas furnishes investment guidance and policy direction in connection with the management of the portfolio of the Funds, subject to policies established by the Board of Trustees. As compensation for its services, HSBC Americas is paid a monthly advisory fee at an annual rate of 0.90% of the Fund's average daily net assets. For the year ended December 31, 1996, HSBC Americas earned approximately $20,367 from the Fund, net of fee waivers of approximately $140,552.

     The Adviser retains HSBC Asset Management Europe Ltd.("HSBC Europe"), HSBC Asset Management Hong Kong Ltd. ("HSBC Hong Kong"), HSBC Asset Management (Japan) KK ("HSBC Japan") and HSBC Asset Management Australia Ltd. ("HSBC Australia") to act as sub-advisers (the "Sub-Advisers") to the Fund. HSBC Europe, HSBC Hong Kong, HSBC Japan and HSBC Australia are all investment advisory affiliates of the Adviser.

     Under its Sub-Advisory Contract with HSBC Americas, each Sub-Advisor will undertake at its own expense to furnish the Fund and HSBC Americas with micro- and macroeconomics research, advice and recommendations, and economic and statistical data, with respect to the Fund's investments, subject to the overall review by HSBC Americas and the Board of Trustees.

     As administrator, BISYS is paid a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. For the year ended December 31, 1996, BISYS earned $18,016 from the Fund in administrative services fees, net of fee waivers of $6,109.

     As previous Administrator through February 29, 1996, PFPC Inc. ("PFPC") was paid a monthly asset based fee of 0.10% of the Fund's first $200 million of average net assets; 0.075% of the Fund's next $200 million of average net assets; 0.05% of the Fund's next $200 million of average net assets; and 0.03% of the Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the two months ended February 29, 1996, PFPC earned $2,548 in administrative fees, net of fee waivers of $134.

     HSBC Americas earned co-administration/shareholder servicing fees of up to 0.07% of the Fund's average net assets totaling approximately $1,720 from the Fund net of fee waivers of $5,414, during the year ended December 31, 1996.

     The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Service Class (Class A) Plan provides for a monthly payment by the Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% of the Fund's average net assets during the preceding month. The expenses incurred as a result of this agreement totaled approximately $67 for the Fund net of fee waiver of approximately $180.

     PFPC Inc. acted as transfer agent and dividend disbursing agent for the Fund until April 15, 1996. For such services, PFPC Inc. earned $2,311 during this period. BISYS acted as transfer agent and dividend disbursing agent for the remainder of 1996. For such services, BISYS earned $27,294 for the year ended December 31, 1996.

     State Street Bank and Trust Company acts as custodian for the Fund. For furnishing custodian services, State Street is paid a monthly fee with respect to the Fund safekeeping its assets plus certain transaction charges and out-of-pocket expenses. For the Year ended December 31, 1996, the Fund paid custody related expenses of approximately $165,302.

     HSBC Americas may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record-keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments, which are based upon expenses that the Service Organization has incurred in the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.25% of the average value of the Funds' shares held in the subaccounts of the Service Organizations.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1996, the Fund incurred legal fees of $731 (Class A) and $17,744 (Class B) to Fund counsel.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR AND PERIODS INDICATED

                         HSBC INTERNATIONAL EQUITY FUND


                                                           SERVICE CLASS SHARES
                                         ----------------------------------------------------------
                                              FOR THE            FOR THE          FOR THE PERIOD
                                             YEAR ENDED         YEAR ENDED     APRIL 25, 1994(a) TO
                                         DECEMBER 31, 1996  DECEMBER 31, 1995    DECEMBER 31, 1994
                                         -----------------  -----------------  --------------------
Net Asset Value,
   Beginning of Period ..................      $  9.97            $9.55                $ 10.00
                                               -------            -----                -------
Investment Operations:**
   Net investment loss ..................        (0.02)           (0.07)                    --
   Net realized and unrealized gain
     (loss) from investments ............         0.65             0.49                  (0.43)
                                               -------            -----                -------
   Total from investment operations .....         0.63             0.42                  (0.43)
                                               -------            -----                -------
Distributions
   From excess of net realized
     losses on investments ..............           --               --                  (0.02)
                                               -------            -----                -------
   Total distributions ..................           --               --                  (0.02)
                                               -------            -----                -------
Net asset value, end of period ..........      $ 10.60            $9.97                $  9.55
                                               =======            =====                =======
Total return(b) .........................         6.32%            4.40%                 (4.30)%(d)
Ratios/Supplemental Data:
Net assets at end of period (000) .......      $   409            $ 658                $16,819
   Ratio of expenses to average
     net assets .........................         2.10%            1.98%                  2.16%(c)
   Ratio of net investment loss
     to average net assets ..............        (0.19)%          (1.01)%                (0.04)%(c)
   Ratio of expenses to average
     net assets* ........................         2.94%            3.66%                  2.50%(c)
   Ratio of net investment loss
     to average net assets* .............        (1.03)%          (2.69)%                (0.39)%(c)
Portfolio turnover rate .................        77.91%           90.31%                 29.37%(d)
Average commission rate paid(e) .........      $0.0006             N/A                    N/A




                                                 INSTITUTIONAL CLASS SHARES
                                           --------------------------------------
                                                FOR THE         FOR THE PERIOD
                                               YEAR ENDED     MARCH 1, 1995(a) TO
                                           DECEMBER 31, 1996   DECEMBER 31, 1995
                                           -----------------  -------------------
Net Asset Value,
   Beginning of Period ..................        $  9.98             $  8.81
                                                 -------             -------
Investment Operations:**
   Net investment loss ..................          (0.01)              (0.03)
   Net realized and unrealized gain
     (loss) from investments ............           0.64                1.20
                                                 -------             -------
   Total from investment operations .....           0.63                1.17
                                                 -------             -------
Distributions
   From excess of net realized
     losses on investments ..............             --                  --
                                                 -------             -------
   Total distributions ..................             --                  --
                                                 -------             -------
Net asset value, end of period ..........        $ 10.61             $  9.98
                                                 =======             =======
Total return(b) .........................           6.31%              13.28%(d)
Ratios/Supplemental Data:
Net assets at end of period (000) .......        $21,100             $15,253
   Ratio of expenses to average
     net assets .........................           2.04%               2.62%(c)
   Ratio of net investment loss
     to average net assets ..............          (0.10)%             (0.34)%(c)
   Ratio of expenses to average
     net assets* ........................           2.89%               3.12%(c)
   Ratio of net investment loss
     to average net assets* .............          (0.95)%             (0.84)%(c)
Portfolio turnover rate .................          77.91%              90.31%(d)
Average commission rate paid(e) .........        $0.0006                N/A


----------
 * During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
** Based on average shares outstanding.
(a)  Commencement of operations.
(b)  Excludes sales charge.
(c)  Annualized.
(d)  Not annualized.
(e) Represents the total dollar amount of commissions paid on portfolio transactions for the year ended December 31, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
HSBC Mutual Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the International Equity Fund (one of the portfolios comprising HSBC Mutual Funds Trust) as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

/S/ EARNST & YOUNG LLP

New York, New York
February 10, 1997

24
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